Net loss per share (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share
Profit loss	$ 11,846,560	$ 2,668,254	$ 3,129,368
Weighted average number of ordinary shares outstanding (in shares)	137,221,408	133,842,894	117,264,220